Segment Geographical Information and Major Customers (Details) - Schedule of total revenues classified according to geographical destination - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Total revenues	$ 480,325	$ 371,194	$ 325,630
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	254,342	177,882	158,095
Israel [Member]
Revenue, Major Customer [Line Items]
Total revenues	180,462	149,094	124,523
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	30,085	26,947	25,788
Japan [Member]
Revenue, Major Customer [Line Items]
Total revenues	11,443	12,643	12,499
Other [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 3,993	$ 4,628	$ 4,725